Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Inventories Explanatory

2021

(EUR’000)
Inventories
Raw materials and consumables	2,248
Work in progress	68,865
Finished goods	4,292

Total inventories	75,405